UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08076

Exact name of registrant as specified in charter:	Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended January 31, 2018 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2018

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM EQUITY SECURITIES IN EMERGING MARKET COUNTRIES—90.0%
COMMON STOCKS—88.8%
ARGENTINA—0.8%
49,044	BBVA Banco Frances SA, ADR	Banks— 0.8%	$1,240,323
BRAZIL—11.3%
136,961	Arezzo Industria e Comercio SA	Textiles, Apparel & Luxury Goods— 1.6%	2,569,416
287,585	BK Brasil Operacao e Assessoria a Restaurantes SA (a)	Hotels, Restaurants & Leisure— 1.0%	1,532,703
254,155	Iguatemi Empresa de Shopping Centers SA (b)	Real Estate Management & Development— 2.1%	3,435,038
261,816	Localiza Rent a Car SA (b)	Road & Rail— 1.3%	2,116,816
481,595	Odontoprev SA	Health Care Providers & Services— 1.6%	2,513,787
193,845	TOTVS SA	Software— 1.2%	1,977,389
165,537	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	Commercial Services & Supplies— 0.7%	1,059,936
239,471	Wilson Sons Ltd., BDR	Transportation Infrastructure— 1.8%	2,953,927
			18,159,012
CHILE—3.5%
1,712,700	Parque Arauco SA	Real Estate Management & Development— 3.5%	5,639,582
CHINA—7.4%
700,991	China CYTS Tours Holding Co. Ltd., A Shares (Stock Connect) (c)	Hotels, Restaurants & Leisure— 1.6%	2,607,323
1,185,092	Shenzhen Airport Co. Ltd., A Shares (Stock Connect) (c)	Transportation Infrastructure— 1.1%	1,693,473
1,107,000	Tong Ren Tang Technologies Co. Ltd., H Shares (b)	Pharmaceuticals— 1.1%	1,768,747
2,855,100	Yanlord Land Group Ltd. (b)	Real Estate Management & Development— 2.5%	4,026,510
700,000	Zhongsheng Group Holdings Ltd. (b)	Specialty Retail— 1.1%	1,754,326
			11,850,379
EGYPT—1.3%
133,914	Edita Food Industries SAE, GDR	Food Products— 0.4%	656,178
2,247,692	Juhayna Food Industries (b)	Food Products— 0.9%	1,384,906
			2,041,084
INDIA—15.8%
470,000	Castrol (India) Ltd.	Chemicals— 0.9%	1,357,451
147,000	Container Corp. of India Ltd. (b)	Road & Rail— 2.0%	3,210,936
297,744	Godrej Consumer Products Ltd.	Personal Products— 3.1%	4,915,295
450,000	Kansai Nerolac Paints Ltd. (b)	Chemicals— 2.2%	3,608,501
110,000	Max Financial Services Ltd. (a)	Insurance— 0.6%	924,395
204,185	Mphasis Ltd. (b)	Information Technology Services— 1.8%	2,888,379
82,500	Piramal Enterprises Ltd.	Pharmaceuticals— 2.2%	3,547,550
341,000	Ramco Cements Ltd. (The)	Construction Materials— 2.5%	4,085,325
90,000	Syngene International Ltd. (d)	Life Sciences Tools & Services— 0.5%	849,007
			25,386,839

See Notes to Portfolio of Investments.

Aberdeen Emerging Markets Smaller Company Fund, Inc.

INDONESIA—8.0%
45,278,000	Ace Hardware Indonesia Tbk PT	Specialty Retail— 2.8%	$4,565,508
7,286,300	AKR Corporindo Tbk PT	Trading Companies & Distributors— 2.1%	3,387,774
22,277,147	Bank Permata Tbk PT (a)	Banks— 0.7%	1,098,175
2,170,000	Delfi Ltd.	Food Products— 1.7%	2,712,914
17,142,800	Holcim Indonesia Tbk PT (a)	Construction Materials— 0.7%	1,152,371
			12,916,742
JORDAN—0.6%
75,317	Hikma Pharmaceuticals PLC (b)	Pharmaceuticals— 0.6%	1,035,762
KENYA—1.1%
701,800	East African Breweries Ltd.	Beverages— 1.1%	1,732,161
MALAYSIA—2.6%
4,537,900	Aeon Co. (M) Bhd (b)	Multiline Retail— 1.2%	1,901,901
287,000	Oriental Holdings Bhd	Automobiles— 0.3%	478,610
2,339,273	SP Setia Bhd Group	Real Estate Management & Development— 1.1%	1,866,497
			4,247,008
MEXICO—2.8%
110,676	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	Transportation Infrastructure— 2.8%	4,529,969
NIGERIA—2.0%
4,370,209	Guaranty Trust Bank PLC	Banks— 0.4%	595,002
3,090,909	Guinness Nigeria PLC	Beverages— 0.6%	1,015,890
19,437,011	Zenith Bank PLC	Banks— 1.0%	1,669,106
			3,279,998
PAKISTAN—0.3%
637,437	Maple Leaf Cement Factory Ltd.	Construction Materials— 0.3%	472,389
PERU—0.6%
303,354	Grana y Montero SAA, ADR (a)	Construction & Engineering— 0.6%	885,794
PHILIPPINES—3.5%
615,080	Jollibee Foods Corp. (b)	Hotels, Restaurants & Leisure— 2.1%	3,411,377
1,800,000	Pilipinas Shell Petroleum Corp.	Oil, Gas & Consumable Fuels— 1.4%	2,191,228
			5,602,605
POLAND—2.0%
99,589	Dino Polska SA (a)(b)(d)	Food & Staples Retailing— 1.5%	2,487,767
96,115	Eurocash SA (b)	Food & Staples Retailing— 0.5%	774,624
			3,262,391
REPUBLIC OF SOUTH KOREA—3.7%
11,000	Hanssem Co. Ltd. (b)	Household Durables— 1.1%	1,755,968
19,000	Korea Kolmar Co. Ltd.	Personal Products— 1.0%	1,592,452
4,600	Medy-Tox, Inc. (b)	Biotechnology— 1.6%	2,623,560
			5,971,980
ROMANIA—1.6%
723,000	BRD-Groupe Societe Generale SA	Banks— 1.6%	2,606,762

See Notes to Portfolio of Investments.

RUSSIA—0.9%
133,150		Beluga Group PJSC (a)	Beverages— 0.9%	$1,504,102
SOUTH AFRICA—4.8%
685,654		African Oxygen Ltd.	Chemicals— 1.0%	1,594,578
131,900		Clicks Group Ltd.	Food & Staples Retailing— 1.2%	1,902,299
181,276		JSE Ltd.	Capital Markets— 1.8%	2,873,790
79,735		SPAR Group Ltd. (The)	Food & Staples Retailing— 0.8%	1,379,819
				7,750,486
SRI LANKA—1.8%
2,689,150		John Keells Holdings PLC	Industrial Conglomerates— 1.8%	2,881,700
TAIWAN—2.2%
147,000		Chroma ATE, Inc.	Electronic Equipment Instruments & Components— 0.5%	837,248
209,070		Poya International Co. Ltd. (b)	Multiline Retail— 1.7%	2,688,114
				3,525,362
THAILAND—4.6%
2,600,100		BEC World PCL, Foreign Shares (b)	Media— 0.6%	971,302
800,000		Central Pattana PCL, Foreign Shares (b)	Real Estate Management & Development— 1.3%	2,120,051
1,679,000		Hana Microelectronics PCL, Foreign Shares (b)	Electronic Equipment Instruments & Components— 1.4%	2,277,812
238,399		Siam City Cement PCL, Foreign Shares (b)	Construction Materials— 1.3%	2,047,751
				7,416,916
TURKEY—5.6%
43,879		Aksigorta AS (a)(b)	Insurance— %	46,411
240,745		AvivaSA Emeklilik ve Hayat AS	Insurance— 0.7%	1,140,728
703,784		Cimsa Cimento Sanayi VE Ticaret AS	Construction Materials— 1.6%	2,619,097
359,391		Coca-Cola Icecek AS (b)	Beverages— 2.2%	3,437,845
114,491		Logo Yazilim Sanayi Ve Ticaret AS (a)	Software— 1.1%	1,760,064
				9,004,145
				142,943,491
PRIVATE EQUITY—0.9%
GLOBAL—0.6%*
7,248,829	(e)	Emerging Markets Ventures I, L.P. (a)(b)(f)(g)(h)(i)	Private Equity— 0.1%	123,375
2,400,000	(e)	Telesoft Partners II QP, L.P. (a)(b)(f)(g)(j)	Private Equity— 0.5%	880,320
				1,003,695
ISRAEL—0.3%
1,674,587	(e)	BPA Israel Ventures, LLC (a)(b)(f)(g)(h)(i)	Private Equity— 0.1%	153,509
72,640		Exent Technologies Ltd. Preferred A1 Shares (a)(b)(f)(g)(j)(k)	Private Equity— %	—
62,304		Exent Technologies Ltd. Preferred C Shares (a)(b)(f)(g)(j)(k)	Private Equity— %	—
15,716		Exent Technologies Ltd. Warrants A1 (a)(b)(f)(g)(j)(k)	Private Equity— %	—
46,856		Flash Networks Ltd. Ordinary Shares (a)(b)(f)(g)(j)(k)	Private Equity— %	—
12		Flash Networks Ltd. Series C Preferred (a)(b)(f)(g)(j)(k)	Private Equity— %	—

See Notes to Portfolio of Investments.

$23,264		Flash Networks Ltd. Series C-1 Preferred (a)(b)(f)(g)(j)(k)	Private Equity— %	$—
13,526		Flash Networks Ltd. Series D Preferred (a)(b)(f)(g)(j)(k)	Private Equity— %	—
9,952		Flash Networks Ltd. Series E Preferred (a)(b)(f)(g)(j)(k)	Private Equity— %	—
22		Flash Networks Ltd. Warrants C (a)(b)(f)(g)(j)(k)	Private Equity— %	—
52		Flash Networks Ltd. Warrants Ordinary (a)(b)(f)(g)(j)(k)	Private Equity— %	—
2,750,000	(e)	Giza GE Venture Fund III, L.P. (a)(b)(f)(g)(i)	Private Equity— %	44,193
761,184	(e)	Neurone Ventures II, L.P. (a)(b)(f)(g)(j)	Private Equity— 0.2%	229,969
16,287		Vidyo, Inc. Trust A (Preferred) (a)(b)(f)(g)(j)(l)	Private Equity— %	—
7,766		Vidyo, Inc. Trust B (Preferred) (a)(b)(f)(g)(j)(l)	Private Equity— %	—
6,610		Vidyo, Inc. Trust B1 (Preferred) (a)(b)(f)(g)(j)(l)	Private Equity— %	—
3,432		Vidyo, Inc. Trust C (Preferred) (a)(b)(f)(g)(j)(l)	Private Equity— %	—
2,075		Vidyo, Inc. Trust C1 (Preferred) (a)(b)(f)(g)(j)(l)	Private Equity— %	—
41,436		Vidyo, Inc. Trust Common (a)(b)(f)(g)(j)(l)	Private Equity— %	—
1,357		Vidyo, Inc. Trust D (Preferred) (a)(b)(f)(g)(j)(l)	Private Equity— %	—
				427,671
				1,431,366
PREFERRED STOCKS—0.3%
MALAYSIA—0.3%
825,626		SP Setia Bhd Group, Preferred Shares (a)(m)	Real Estate Management & Development— 0.1%	184,284
986,800		SP Setia Bhd Group, Preferred Shares (a)(m)	Real Estate Management & Development— 0.2%	278,489
				462,773
RIGHT—0.0%
INDIA—0.0%
3,586		Piramal Enterprises Ltd. (a)	Pharmaceuticals— %	20,015
				20,015
		Total Long-Term Equity Securities in Emerging Market Countries—90.0% (cost $138,751,933)		144,857,645
LONG-TERM EQUITY SECURITIES IN DEVELOPED MARKET COUNTRIES—6.9%
COMMON STOCKS—6.9%
HONG KONG—3.0%
21,031,000		Pacific Basin Shipping Ltd. (a)(b)	Marine— 3.0%	4,871,915
NETHERLANDS—2.6%
59,000		ASM International NV (b)	Semiconductors & Semiconductor Equipment— 2.6%	4,245,941
UNITED STATES—1.3%
17,162		EPAM Systems, Inc. (a)	Information Technology Services— 1.3%	2,016,192
				11,134,048
PRIVATE EQUITY—0.0%
UNITED STATES—0.0%
1,952,000	(e)	Technology Crossover Ventures IV, L.P. (a)(b)(f)(g)(h)(i)	Private Equity— %	2,792
				2,792
		Total Long-Term Equity Securities in Developed Market Countries—6.9% (cost $7,152,723)		11,136,840

See Notes to Portfolio of Investments.

SHORT-TERM INVESTMENT—3.6%
UNITED STATES—3.6%
$5,809,872	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(n)	$5,809,872
		5,809,872
	Total Short-Term Investment—3.6% (cost $5,809,872)	5,809,872
	Total Investments—100.5% (cost $151,714,528)	161,804,357
	Liabilities in Excess of Other Assets—(0.5)%	(862,585)
	Net Assets—100.0%	$160,941,772

(a)	Non-income producing security.
(b)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(c)

China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

(d)	Denotes a security issued under Regulation S or Rule 144A.
(e)	Represents contributed capital.
(f)	Restricted security, not readily marketable. See Note (b) of the accompanying Notes to Portfolio of Investments.
(g)	Illiquid security.
(h)	As of January 31, 2018, the aggregate amount of open commitments for the Fund is $1,524,584.
(i)	In liquidation.
(j)	Active private equity investments.
(k)

Exent Technologies Ltd. and Flash Networks Ltd. were securities received from the dissolution of Concord Fund I Liquidating Main Trust. See Note (b) of the accompanying Notes to Portfolio of Investments.

(l)	Vidyo, Inc. Trust was a spinoff from SVE Star Ventures IX. See Note (b) of the accompanying Notes to Portfolio of Investments.
(m)	Redeemable Convertible Preferred security.
(n)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.
*	“Global” is the percentage attributable to the Fund’s holdings in a private equity fund which invests globally and is not categorized under a particular country.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

January 31, 2018

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The Fund may also invest in private equity private placement securities, which represented 1.0% of the net assets of the Fund as of January 31, 2018. The private equity private placement securities in which the Fund is invested are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are stated at fair value as determined by the Fund’s Pricing Committee by utilizing the net asset valuations provided by the underlying funds as a practical expedient. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2018

interests, and the fair value of these private equity investments. No such adjustments were made to the net asset values provided by the underlying funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakdown of the security types:

Investments, at Value	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)
Investments in Securities
Common Stocks	100,602,195	53,475,344	—	154,077,539
Preferred Stocks	462,773	—	—	462,773
Right	20,015	—	—	20,015
Short-Term Investment	5,809,872	—	—	5,809,872
Total	106,894,855	53,475,344	—	160,370,199
Private Equity(a)	—	—	—	1,434,158
Total Investments				161,804,357

Amounts listed as “—” are $0 or round to $0.

(a)         Private Equity investments are measured at the net asset valuations, as a practical expedient for fair value, and are not required to be classified in the fair value hierarchy as per Accounting Standards Update 2015-07. The fair value amounts presented are intended to permit reconciliation to the total investment amount presented in the Portfolio of Investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended January 31, 2018, the securities issued by Bank Permata Tbk PT, Cimsa Cimento Sanayi VE Ticaret

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2018

AS, Clicks Group Ltd., Godrej Consumer Products Ltd., Holcim Indonesia Tbk PT, Oriental Holdings Bhd, Ramco Cements Ltd. (The) and Shenzhen Airport Co. Ltd., A Shares (Stock Connect) transferred from Level 2 to Level 1 at the values of $1,098,175, $2,619,097, $1,902,299, $4,915,295, $1,152,371, $478,610, $4,085,325 and $1,693,473, respectively, because the securities were valued without the application of a valuation factor at January 31, 2018. During the period ended January 31, 2018, the securities issued by Eurocash SA, Hanssem Co. Ltd., Iguatemi Empresa de Shopping Centers SA and Localiza Rent a Car SA transferred from Level 1 to Level 2 at the values of $774,624, $1,755,968, $3,435,038 and $2,116,816 because a valuation factor was applied at January 31, 2018.

For the period ended October 31, 2017, there were no significant changes to the fair valuation methodologies.

b. Private Equity Investments:

Certain of the Fund’s investments, listed in the chart below, are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Security (1)	Acquisition Date(s)	Total Commitments	Cost	Fair Value At 1/31/18	Percent of Net Assets	Cumulative Distributions Received (2)
BPA Israel Ventures, LLC (3)	10/05/00 – 12/09/05	$2,300,000	$904,952	$153,509	0.09	$352,823
Emerging Markets Ventures I, L.P. (3)	01/22/98 – 01/10/06	8,100,000	2,474,673	123,375	0.08	7,567,734
Exent Technologies Ltd. Preferred A1 Shares (4)	11/29/15	—	118,799	—	—	—
Exent Technologies Ltd. Preferred C Shares (4)	11/29/15	—	—	—	—	—
Exent Technologies Ltd. Warrants A1 (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Ordinary Shares (4)	11/29/15	—	109,226	—	—	—
Flash Networks Ltd. Series C Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series C-1 Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series D Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series E Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Warrants C (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Warrants Ordinary (4)	11/29/15	—	—	—	—	—
Giza GE Venture Fund III, L.P.	01/31/00 – 11/23/06	2,750,000	1,662,963	44,193	0.03	928,289
Neurone Ventures II, L.P.	11/24/00 – 12/21/10	750,000	121,786	229,969	0.14	533,564
Technology Crossover Ventures IV, L.P. (3)	03/08/00 - 09/27/10	2,000,000	359,690	2,792	—	3,045,426
Telesoft Partners II QP, L.P.	07/14/00 - 03/01/10	2,400,000	1,112,731	880,320	0.55	1,282,411
Vidyo, Inc. Trust A (Preferred) (5)	11/22/13	—	14,898	—	—	—
Vidyo, Inc. Trust B (Preferred) (5)	11/22/13	—	7,103	—	—	—
Vidyo, Inc. Trust B1 (Preferred) (5)	11/22/13	—	6,046	—	—	—
Vidyo, Inc. Trust C (Preferred) (5)	11/22/13	—	3,140	—	—	—
Vidyo, Inc. Trust C1 (Preferred) (5)	11/22/13	—	1,898	—	—	—
Vidyo, Inc. Trust Common (5)	11/22/13	—	35,974	—	—	—
Vidyo, Inc. Trust D (Preferred) (5)	11/22/13	—	1,241	—	—	—
Total		$18,300,000	$6,935,120	$1,434,158	0.89	$13,710,247

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2018

Amounts listed as “—” are $0 or round to $0.

(1) Exent Technologies Ltd., Flash Networks Ltd., Neurone Ventures II, L.P., Telesoft Partners II QP, L.P. and Vidyo, Inc. Trust are still considered active investments by the Fund’s Adviser. BPA Israel Ventures, LLC, Giza GE Venture Fund III, L.P., Emerging Markets Ventures I, L.P. and Technology Crossover Ventures IV, L.P. are in liquidation.

(2) Cumulative Distributions include distributions received from income, realized gains or return of capital. Distributions from return of capital will reduce the cost basis of the security.

(3) BPA Israel Ventures LLC has open commitments of $625,413. Emerging Markets Ventures I, L.P. has open commitments of $851,171. Technology Crossover Ventures IV, LP has open commitments of $48,000.

(4) Exent Technologies Ltd. and Flash Networks Ltd. were securities received from the dissolution of Concord Fund I Liquidating Main Trust.

(5) Vidyo Inc., Trust was a spinoff from SVE Star Ventures IX. SVE Star Ventures IX reached the end of its term in 2012 and, accordingly, its entire portfolio was sold in a secondary transaction which closed on December 24, 2012. During the secondary transaction, the Fund’s pro rata holdings in Vidyo (and its affiliate Delta Vidyo) were excluded from the transaction, placed in trust and considered as a distribution-in-kind.

The Fund may incur certain costs in connection with the disposition of the above securities.

c. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

Item 2.         Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.         Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: March 29, 2018

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: March 29, 2018